Note 9 - Property and Equipment: Property, Plant and Equipment (Details) - USD ($)	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Mar. 31, 2015	Dec. 31, 2014
Total property and equipment	$ 598,924	$ 561,988	$ 561,988		$ 258,416
Accumulated depreciation	(444,409)	(419,851)	(398,987)		(219,796)
Property and equipment, net	154,515	142,137	163,001	$ 185,984	38,620
Tools
Total property and equipment	95,771	95,771	95,771		12,906
Office
Total property and equipment	109,447	109,447	109,447		79,963
Facility Equipment
Total property and equipment	247,438	210,502	210,502		157,966
Vehicles
Total property and equipment	$ 146,268	$ 146,268	$ 146,268		$ 7,581